Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 22, 2018
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000917286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 23, 2018
Prospectus Date	rr_ProspectusDate	Jan. 23, 2018